UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802
______________________________________________

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – June 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—13.35%
Federal Home Loan Bank
0.175%, due 07/02/12[1]	7,000,000	7,000,000
0.280%, due 07/02/12[1]	1,000,000	1,000,000
0.075%, due 07/05/12[2]	5,000,000	4,999,969
0.120%, due 08/03/12[2]	10,000,000	9,998,933
0.230%, due 08/03/12[2]	10,000,000	9,997,955
Federal Home Loan Mortgage Corp.*
0.189%, due 07/06/12[1]	10,000,000	9,996,581
US Treasury Inflation Index Note (TIPS)
3.000%, due 07/15/12	10,237,360	10,251,140
US Treasury Notes
0.375%, due 09/30/12	20,000,000	20,012,286
1.375%, due 02/15/13	10,000,000	10,074,317
1.750%, due 04/15/13	4,000,000	4,048,269
0.625%, due 04/30/13	4,000,000	4,013,713
Total US government and agency obligations (cost—$91,393,163)		91,393,163

Certificates of deposit—13.44%
Banking-non-US — 13.00%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 07/10/12	5,000,000	5,000,000
0.360%, due 09/13/12	5,000,000	5,000,000
Credit Suisse
0.330%, due 09/07/12	7,000,000	7,000,000
DnB NOR Bank ASA
0.140%, due 07/05/12	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
0.180%, due 07/05/12	5,000,000	5,000,000
0.180%, due 07/09/12	5,000,000	5,000,000
0.360%, due 07/13/12	10,000,000	10,000,519
Norinchukin Bank
0.180%, due 07/03/12	7,000,000	7,000,000
0.180%, due 07/09/12	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.180%, due 07/05/12	8,000,000	8,000,000
0.360%, due 07/09/12	5,000,000	5,000,000
Swedbank AB
0.170%, due 07/05/12	10,000,000	10,000,000
Toronto-Dominion Bank
0.170%, due 08/24/12	7,000,000	7,000,000
		89,000,519
Banking-US—0.44%
State Street Bank & Trust Co.
0.220%, due 09/26/12	3,000,000	3,000,000
Total certificates of deposit (cost—$92,000,519)		92,000,519

UBS Cashfund Inc.
Schedule of investments – June 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — 59.43%
Asset backed-banking US— 2.05%
Atlantis One Funding
0.400%, due 08/10/12	7,000,000	6,996,967
0.210%, due 08/15/12	7,000,000	6,998,203
		13,995,170
Asset backed-miscellaneous — 22.50%
Bryant Park Funding LLC
0.190%, due 07/09/12	10,000,000	9,999,631
Chariot Funding LLC
0.200%, due 07/05/12	7,000,000	6,999,883
0.160%, due 07/11/12	5,000,000	4,999,800
FCAR Owner Trust
0.210%, due 07/09/12	5,000,000	4,999,796
0.280%, due 08/02/12	8,000,000	7,998,071
0.320%, due 09/04/12	5,000,000	4,997,156
Gotham Funding Corp.
0.220%, due 07/25/12	10,000,000	9,998,594
Jupiter Securitization Co. LLC
0.180%, due 08/03/12	10,000,000	9,998,400
Liberty Street Funding LLC
0.170%, due 07/02/12	10,000,000	10,000,000
Market Street Funding LLC
0.240%, due 07/24/12	10,000,000	9,998,533
0.230%, due 08/16/12	10,000,000	9,997,125
Regency Markets No. 1 LLC
0.220%, due 07/13/12	5,000,000	4,999,664
0.220%, due 07/20/12	8,000,000	7,999,120
0.220%, due 07/25/12	3,000,000	2,999,578
Salisbury Receivables Co. LLC
0.230%, due 07/16/12	3,000,000	2,999,732
0.210%, due 07/17/12	7,000,000	6,999,387
Sheffield Receivables Corp.
0.200%, due 07/10/12	9,000,000	8,999,600
0.220%, due 07/13/12	10,000,000	9,999,328
Victory Receivables Corp.
0.210%, due 07/10/12	4,000,000	3,999,813
0.190%, due 07/12/12	10,000,000	9,999,472
0.230%, due 08/17/12	5,000,000	4,998,531
		153,981,214
Banking-non-US — 7.79%
Caisse Centrale Desjardins
0.170%, due 07/23/12	10,000,000	9,999,008
0.210%, due 09/12/12	10,000,000	9,995,800
DBS Bank Ltd.
0.200%, due 07/27/12	7,000,000	6,999,028
0.240%, due 08/28/12	7,000,000	6,997,340
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 08/03/12	7,000,000	6,998,756
0.220%, due 08/06/12	5,355,000	5,353,855
0.220%, due 08/09/12	7,000,000	6,998,374
		53,342,161

UBS Cashfund Inc.
Schedule of investments – June 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-US — 16.21%
Barclays U.S. Funding Corp.
0.100%, due 07/02/12	15,000,000	15,000,000
BNP Paribas Finance
0.130%, due 07/02/12	10,000,000	10,000,000
Deutsche Bank Financial LLC
0.180%, due 07/05/12	15,000,000	14,999,775
0.450%, due 07/30/12	3,000,000	2,998,950
ING (US) Funding LLC
0.250%, due 08/14/12	7,000,000	6,997,910
JPMorgan Chase & Co.
0.310%, due 12/24/12	7,000,000	6,989,451
Natixis US Finance Co., LLC
0.200%, due 07/02/12	8,000,000	8,000,000
0.210%, due 07/02/12	7,000,000	7,000,000
PNC Bank N.A.
0.220%, due 07/24/12	7,000,000	6,999,059
Societe Generale N.A., Inc.
0.190%, due 07/02/12	8,000,000	8,000,000
State Street Corp.
0.220%, due 09/07/12	10,000,000	9,995,905
Toronto-Dominion Holdings USA, Inc.
0.200%, due 09/07/12	10,000,000	9,996,278
0.220%, due 09/17/12	4,000,000	3,998,118
		110,975,446
Beverage/bottling — 2.92%
Coca-Cola Co.
0.190%, due 09/11/12	5,000,000	4,998,126
0.200%, due 09/13/12	15,000,000	14,993,917
		19,992,043
Finance-captive automotive—1.02%
Toyota Motor Credit Corp.
0.200%, due 08/17/12	7,000,000	6,998,211
Finance-noncaptive diversified — 1.75%
General Electric Capital Corp.
0.290%, due 10/09/12	5,000,000	4,996,013
0.350%, due 10/15/12	7,000,000	6,992,854
		11,988,867
Insurance-life — 2.85%
MetLife Short Term Funding LLC
0.190%, due 07/02/12	6,500,000	6,500,000
0.180%, due 07/31/12	8,000,000	7,998,840
0.200%, due 08/21/12	5,000,000	4,998,611
		19,497,451
Pharmaceuticals—1.46%
Novartis Securities Investment Ltd.
0.180%, due 07/09/12	10,000,000	9,999,650

UBS Cashfund Inc.
Schedule of investments – June 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Technology-hardware—0.88%
Dell, Inc.
0.130%, due 07/16/12	6,000,000	5,999,697
Total commercial paper (cost—$406,769,910)		406,769,910
Short-term corporate obligations—2.79%
Banking-non-US — 1.68%
Royal Bank of Canada
0.618%, due 09/10/12[1]	5,000,000	5,006,721
Svenska Handelsbanken
0.508%, due 09/07/12[1,3]	6,500,000	6,500,000
		11,506,721
Banking-US—0.51%
JPMorgan Chase Bank N.A.
0.498%, due 09/10/12[1]	3,500,000	3,500,000
Diversified manufacturing—0.60%
General Electric Capital Corp.
5.250%, due 10/19/12	4,000,000	4,057,623
Total short-term corporate obligations (cost—$19,064,344)		19,064,344
Repurchase agreements—8.79%
Repurchase agreement dated 06/29/12 with Barclays
Capital, Inc., 0.150% due 07/02/12, collateralized
by $14,601,100 US Treasury Bonds, 4.500% due
08/15/39; (value—$20,400,066); proceeds:
$20,000,250	20,000,000	20,000,000
Repurchase agreement dated 06/29/12 with Deutsche
Bank Securities, Inc., 0.150% due 07/02/12,
collateralized by $39,283,600 US Treasury Notes,
0.250% to 2.125% due 01/15/15 to 08/15/21;
(value—$40,800,024); proceeds: $40,000,500	40,000,000	40,000,000
Repurchase agreement dated 06/29/12 with State
Street Bank & Trust Co., 0.010% due 07/02/12,
collateralized by $147,917 Federal Home Loan
Bank obligations, 1.750% due 08/22/12; (value—
$149,169); proceeds: $146,000	146,000	146,000
Total repurchase agreements (cost—$60,146,000)		60,146,000
Total investments which approximates cost for federal income tax purposes
(cost — $669,373,936) — 97.80%		669,373,936
Other assets in excess of liabilities — 2.20%		15,057,689
Net assets (applicable to 684,815,278 shares of common stock outstanding equivalent to $1.00 per share) —
100.00%		$684,431,625

UBS Cashfund Inc.
Schedule of investments – June 30, 2012 (unaudited)

Fair valuation summary

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At June 30, 2012, there were no transfers between Level 1 and Level 2.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of the IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted	Other
	prices in active	significant
	markets for identical	observable	Unobservable
	investments (Level 1)	inputs (Level 2)	inputs (Level 3)
	($)	($)	($)	Total ($)
US government and
agency obligations	–	91,393,163	–	91,393,163
Certificates of deposit	–	92,000,519	–	92,000,519
Commercial paper	–	406,769,910	–	406,769,910
Short-term corporate
obligations	–	19,064,344	–	19,064,344
Repurchase agreements	–	60,146,000	–	60,146,000
Total	–	669,373,936	–	669,373,936

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	74.4
Japan	9.3
Canada	4.8
Singapore	5.0
Switzerland	2.5
Sweden	2.5
Norway	1.5
Total	100.0

Weighted average maturity – 38 days.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2012.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.95% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronym
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal amount will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2012